Note 6 - Convertible Preferred Stock - Schedule of Preferred Stock 3 (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred Stock, Shares Authorized (in shares)	20,655,895	20,655,895
Series A-1 Preferred Stock [Member]
Preferred stock, issue price (in dollars per share)	$ 1.31	$ 1.31
Preferred Stock, Shares Authorized (in shares)	2,241,903	2,241,903
Preferred Stock, Shares Outstanding (in shares)	2,241,903	2,241,903
Preferred stock, liquidation preference	$ 2,937	$ 2,937
Series A-2 Preferred Stock [Member]
Preferred stock, issue price (in dollars per share)	$ 1.64	$ 1.64
Preferred Stock, Shares Authorized (in shares)	1,240,134	1,240,134
Preferred Stock, Shares Outstanding (in shares)	1,240,134	1,240,134
Preferred stock, liquidation preference	$ 2,034	$ 2,034
Series B Preferred Stock [Member]
Preferred stock, issue price (in dollars per share)	$ 3.19	$ 3.19
Preferred Stock, Shares Authorized (in shares)	1,533,528	1,533,528
Preferred Stock, Shares Outstanding (in shares)	1,533,528	1,533,528
Preferred stock, liquidation preference	$ 4,892	$ 4,892
Series C Preferred Stock [Member]
Preferred stock, issue price (in dollars per share)	$ 5.29	$ 5.29	$ 5.29
Preferred Stock, Shares Authorized (in shares)	8,509,995	8,509,995
Preferred Stock, Shares Outstanding (in shares)	8,509,995	8,509,995
Preferred stock, liquidation preference	$ 45,000	$ 45,000
Series D Preferred Stock [Member]
Preferred stock, issue price (in dollars per share)	$ 5.29	$ 5.29	$ 5.29
Preferred Stock, Shares Authorized (in shares)	7,130,335	7,130,335
Preferred Stock, Shares Outstanding (in shares)	1,835,227	1,835,227
Preferred stock, liquidation preference	$ 11,200	$ 10,514
Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	20,655,895	20,655,895
Preferred Stock, Shares Outstanding (in shares)	15,360,787	15,360,787
Preferred stock, liquidation preference	$ 66,063	$ 65,377